Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income (loss) before income taxes

	Successor			Predecessor
Income (loss) before income taxes	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$16.0	$(27.3)	$(1.3)	$(42.7)	$35.8
Foreign	6.2	7.8	—	0.8	1.7

	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Components of income tax expense (benefit)

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Current
Federal	$(12.0)	$—	$0.1	$12.4
State	0.4	0.8	0.4	2.7
Foreign	6.1	2.9	0.5	1.9

	(5.5)	3.7	1.0	17.0

Deferred
Federal	13.3	(3.8)	(13.6)	(0.9)
State	(0.2)	(0.6)	(1.2)	—
Foreign	—	(0.2)	(0.2)	(1.6)

	13.1	(4.6)	(15.0)	(2.5)

	$7.6	$(0.9)	$(14.0)	$14.5

Reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit)

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Income (loss) before income taxes	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Income tax expense (benefit) at U.S. Federal statutory rate	$7.7	$(6.8)	$(0.5)	$(14.7)	$13.1
Federal income tax expense related to unremitted earnings of foreign subsidiaries	1.7	3.2	—	—	—
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary	0.5	2.4	—	—	—
Foreign income not taxable, foreign income tax losses not benefited and rate differential	0.9	(0.7)	—	—	0.9
Federal income taxes related to “check the box” election	(0.3)	0.1	—	—	(0.3)
State income taxes, net of Federal income tax benefit	(2.5)	0.1	—	(0.7)	1.8
Other	(0.4)	0.8	0.5	1.4	(1.0)

Income tax expense (benefit)	$7.6	$(0.9)	$—	$(14.0)	$14.5

Components of deferred taxes

	Successor
	2012	2011
Deferred tax assets
Pension and postretirement benefits	$17.6	$26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4

	$89.3	$110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5.0)

Total deferred tax assets	82.6	105.9

Deferred tax liabilities
Depreciation and amortization	(22.0)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3.0)	(3.3)

Total deferred tax liabilities	(164.7)	(180.7)

Net deferred tax assets (liabilities)	$(82.1)	$(74.8)

Summary of net deferred tax assets (liabilities)

	Successor
	2012	2011
Deferred tax assets	$28.9	$37.9
Deferred tax liabilities	(111.0)	(112.7)

Net deferred tax liabilities	$(82.1)	$(74.8)

Changes in Holdings' valuation allowance for deferred tax assets

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$5.0	$—	$4.9	$5.2
Additions due to UCI Acquisition	—	5.3	—	—
Provisions	1.7	0.2	0.4	0.7
Deductions	—	(0.5)	—	(1.0)

End of period	$6.7	$5.0	$5.3	$4.9

Reconciliation of unrecognized tax benefits

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$9.9	$—	$9.1	$7.7
Additions due to UCI Acquisition	—	9.3	—	—
Additions for tax positions related to the current period	—	0.8	0.2	1.9
Reductions based on tax positions related to the current period	—	(0.3)	—	(0.6)
Additions for tax positions of prior years	0.1	0.5	—	0.8
Reductions for tax positions of prior years	(1.9)	—	—	(0.1)
Reduction for lapse of applicable statutes of limitations	(0.3)	(0.4)	—	(0.6)

End of period	$7.8	$9.9	$9.3	$9.1